Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Breakdown of Revenues	The breakdown of Revenues for the years 2022, 2021 and 2020 is as follows:

Millions of euros	2022	2021	2020
Rendering of services	34,854	34,117	37,394
Sales	5,139	5,160	5,682
Total	39,993	39,277	43,076

Schedule of Breakdown of Other Income
The breakdown of “Other income” is as follows:

Millions of euros	2022	2021	2020
Own work capitalized	783	771	873
Gain on disposal of businesses	205	11,008	67
Gain on disposal of property, plant and equipment	582	478	270
Gain on disposal of intangible assets	1	7	6
Government grants	16	13	17
Other operating income	478	396	354
Total	2,065	12,673	1,587

Schedule of Breakdown of Other Expenses	The breakdown of “Other expenses” is as follows:

Millions of euros	2022	2021	2020
Leases included in "Other expenses" (1)	86	80	89
Other external services	8,731	8,604	9,617
Taxes other than income tax	834	703	902
Change in trade provisions	693	660	860
Losses on disposal of fixed assets and changes in provisions for fixed assets	124	51	416
Goodwill impairment (Note 7)	—	416	519
Other operating expenses	273	462	468
Total	10,741	10,976	12,871
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 9).
Schedule of Estimated Payments on Operating Leases, Purchases, and Other Contractual Commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	3,991
1 to 3 years	4,269
3 to 5 years	2,281
More than 5 years	1,744
Total	12,285

Schedule of Breakdown of the Telefónica Group’s Average Number of Employees by Segment	The table below presents the breakdown of the Telefónica Group’s average number of employees by fully consolidated segment (see Note 4) in 2022, 2021 and 2020, together with total headcount at December 31 each year.

	2022		2021		2020
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	21,099	20,947	22,872	22,976	22,992	22,978
Telefónica United Kingdom	—	—	2,884	—	6,501	6,318
Telefónica Germany	7,029	7,099	7,375	7,056	7,770	7,701
Telefónica Brazil	34,275	34,846	33,987	34,343	33,938	33,828
Telefónica Hispam	30,232	29,994	31,806	30,717	33,872	33,506
Other companies	9,928	10,765	8,852	9,058	8,109	8,466
Total	102,563	103,651	107,776	104,150	113,182	112,797

Schedule of Breakdown of Depreciation and Amortization	The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2022	2021	2020
Property, plant and equipment (Note 8)	4,133	4,360	5,022
Intangible assets (Note 6)	2,599	2,388	2,735
Rights of use (Note 9)	2,064	1,649	1,602
Total	8,796	8,397	9,359

Schedule of Earnings Per Share
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2022	2021	2020
Profit attributable to ordinary equity holders of the parent company	2,011	8,137	1,582
Adjustment for the coupon corresponding to perpetual subordinated obligations	(279)	(337)	(334)
Tax effect	70	84	84
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share	1,802	7,884	1,332

Number of shares (thousands)	2022	2021 (*)	2020 (*)
Weighted average number of ordinary shares for basic earnings per share (does not include treasury shares)	5,740,105	5,864,070	5,952,695
Telefónica, S.A. plans of rights over shares	23,096	10,098	6,590
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,763,201	5,874,168	5,959,285
(*) Revised data.
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Earnings per share (euros)	2022	2021	2020
Basic	0.31	1.34	0.22
Diluted	0.31	1.34	0.22